Subsequent events	12 Months Ended
Mar. 31, 2021
Subsequent Events [Abstract]
Subsequent events

27. Subsequent event

Due to the second wave of infection in the country, several state governments have again had to announce partial lockdowns, subsequent to March 31, 2021. The Company implemented a number of initiatives to ensure business continuity, including ensuring the safety and health of its employees. The situation of the COVID-19 outbreak is very fluid and management is closely monitoring its impact on the Company including, but not limited to the impact on the availability of labor, components and material. Such effects could therefore also have an adverse impact related to timely completion of projects which are under development and related operational and liquidity issues. The impact assessment of COVID-19 is a continuing process given the uncertainties associated with its nature and duration. The Company will continue to monitor any material changes to future economic conditions. Subsequent to the year end the Company has entered into a binding agreement to sell off certain assets. See also note 23.

Subsequent to year end, the Company’s Subsidiary APEL (“Azure Power Energy Limited”) has also elected to redeem the 5.50% Senior Notes (the “Notes”) having aggregate principal amount of US$500,000,000, which were maturing in 2022. APEL has served the notice to the bondholders as on July 20, 2021.

Further, subsequent to the year end, the Supreme Court of India while disposing petition filed under public interest litigation (PIL) aimed at the conservation of two species of birds, the Great Indian Bustard and the Lesser Florican, which are protected species in the states of Rajasthan and Gujarat vide its order dated April 19, 2021 instructed the states to install diverters, as well as the conversion of overhead power lines to underground lines, subject to technical evaluation of such conversion by a committee set up by the Supreme Court in this regard. Further, the conversion of overhead cables into underground power lines, wherever considered feasible by such committee, is to take place within a period of one year. The order mentioned the pass through of portion of such expenses incurred by the Company to the ultimate consumer, subject to approval of the Competent Regulatory Authority. Management has preliminarily assessed that any costs incurred to comply with the said order are likely to be substantially or wholly recoverable by the Company under provisions of change in law and/or force majeure of their respective PPAs. Given the preliminary nature of the order and the ongoing assessment by the aforementioned committee, the Company has not provided any amount for this matter at March 31, 2021.